Leases - Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows from operating leases	$ 1,751	$ 1,305	$ 2,920	$ 2,152
ROU assets obtained in exchange for lease obligations:
Operating leases	$ 1,606	$ 513	$ 3,503	$ 2,287